Related Party Transactions (Details Narrative) - USD ($)								3 Months Ended		12 Months Ended
	Feb. 24, 2016	Feb. 10, 2016	Jan. 08, 2016	Oct. 28, 2015	Oct. 02, 2015	Aug. 11, 2015	May 07, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Feb. 22, 2016
Maximum percentage of warrants purchase of fully diluted shares of common stock outstanding			4.00%
Warrant to purchase shares of common stock			1,800,364
Warrant exercise price per share			$ 1.59
Number of shares issued for services, value										$ 3,234,943
General and administrative expense								$ 1,882,026	$ 735,132	$ 8,329,978	$ 1,509,306
Number options, granted								5,455,092	0	5,536,249	757,977
Stock option granted period			10 years
Consulting fees for related party										$ 75,000	$ 90,000
First Anniversary [Member]
Percentage of option vest			25.00%
Second Anniversary [Member]
Percentage of option vest			25.00%
Third Anniversary [Member]
Percentage of option vest			25.00%
Fourth Anniversary [Member]
Percentage of option vest			12.50%
Fifth Anniversary [Member]
Percentage of option vest			12.50%
January 1, 2017 [Member]
Consulting fees for related party								$ 200,000
AFH [Member]
Notes principal amount							$ 50,000
Maximum percentage of warrants purchase of fully diluted shares of common stock outstanding		10.00%				2.50%
Warrant to purchase shares of common stock		1,260,255		158,229		867,163
Issuance of common stock shares				915,614
Fair value of warrants value				$ 275,000
Warrant exercise price per share				$ 1.58
Number of shares issued in connection with adjustment		1,260,255
Number of shares issued for services, value								$ 325,000
AFH [Member] | PIPE [Member] | Minimum [Member]
Fair value of warrants value		$ 8,000,000
AFH [Member] | PIPE [Member] | Maximum [Member]
Fair value of warrants value		$ 10,000,000
MTF [Member]
Maximum percentage of warrants purchase of fully diluted shares of common stock outstanding						2.50%
Warrant to purchase shares of common stock						867,163						731,707
Issuance of common stock shares					1,153,846
Warrant exercise price per share												$ 2.05
General and administrative expense						$ 1,370,118
Number options, granted	700,000